Intangible assets - Additional information (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Exploration and evaluation assets
Disclosure of detailed information about intangible assets [Line Items]
Capitalised related to projects which had not yet been approved to proceed	$ 272	$ 180